Note 9 - Credit facilitates	12 Months Ended
Dec. 31, 2025
Notes
Note 9 - Credit facilitates

Note 9 – Credit facilitates

Banking facilities

Outstanding balance of banking facilities consisted of the following:

Lender	Term	Interest rate	Collateral/Guarantee	As of December 31, 2025	As of December 31, 2024

Bank of China (Shenzhen Bao’an Branch)	12 months from the first actual withdrawal date	Floating rate, repriced every 6 months; annualized interest rate 3.05%; effectively 5 bps above 1-year LPR	Joint borrowers are Tongri Industrial Automation Equipment (Shenzhen) Co., Ltd. and Mr. Jingan Tang, senior manager.	$714,990	$-
DBS Bank, Ltd. (“DBS”)	300 monthly instalments from the date of first disbursement	Effective on June 6, 2022, the repriced interest rate changes to 1st year and 2nd year fixed rate at 2.58%; SORA in-advance plus 3.00% (Margin)	Guaranteed by Mr. Wanjun Yao, the major shareholder, and the properties of Tung Resources	1,276,318	1,241,762
Total				1,991,308	1,241,762
Total current portion of banking facilities				(808,394)	(80,588)
Total noncurrent portion of banking facilities				$1,182,914	$1,161,174

Interest expense pertaining to the above loans for the years ended December 31, 2025, 2024 and 2023 amounted to $66,306, $66,864 and $110,136, respectively.